VANGUARD FIXED INCOME SECURITIES FUND--
                         High Yield Corporate Portfolio
                              VANGUARD HORIZON FUND
                   VANGUARD INTERNATIONAL EQUITY INDEX FUND--
                           Emerging Markets Portfolio
                        VANGUARD SPECIALIZED PORTFOLIOS--
                                Energy Portfolio
                        Gold & Precious Metals Portfolio
                              Health Care Portfolio
                            VANGUARD TAX-MANAGED FUND


              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                                 AUGUST 21, 1998



As described in their separate prospectuses, the above funds assess fees on shares redeemed under certain circumstances. Currently, redemption fees do not apply to shares held through Vanguard's separate recordkeeping system for employee benefit plan accounts, due to certain economies associated with these accounts. However, the funds reserve the right to impose redemption fees at any time on shares held in these accounts, if warranted by the costs of processing redemptions.

                                                                           PSPB2